LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) m²	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) m²
Intangible assets
Land use right, net			¥ 49,697,000
Amortization expense	$ 663,000	¥ 4,298,000	2,202,000	¥ 1,892,000
Land use right reclassified and included in assets held for sale	7,546,000				¥ 48,880,000
Costs capitalized	$ 72,208,000		283,475,000		¥ 467,746,000
Land use right
Intangible assets
Land use right, gross			51,678,000
Less: accumulated amortization			(1,981,000)
Area of asset acquired | m²	39,000				39,000
Estimated economic life of the intangible assets	50 years	50 years
Amortization expense	$ 161,000	¥ 1,044,000	¥ 1,033,000	¥ 948,000